Related-Party Transactions - Additional Information (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($) property	Jun. 30, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) property	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Operating leases, year 2	$ 426,000			$ 426,416
Operating leases, year 3	366,000			366,416
Operating leases, year 4	344,000			343,916
Payable to related parties	40,000			0	$ 0
Receivable from related parties	$ 20,000			$ 35,000	18,000
Related party leasing
Related Party Transaction [Line Items]
Lease term	5 years			5 years
Extension option term	5 years			5 years
Operating leases, year 2				$ 72,000
Operating leases, year 3				72,000
Operating leases, year 4				72,000
Operating leases, year 5				$ 72,000
Number of properties adjacent to corporate office subject to leases | property	5			5
Expenses with related party				$ 72,000
Related party transportation services
Related Party Transaction [Line Items]
Expenses with related party	$ 120,000	$ 60,000		186,000	164,000
Related party equipment rental
Related Party Transaction [Line Items]
Expenses with related party	$ 100,000	$ 100,000		192,000	$ 192,000
Property 1 | Related party leasing
Related Party Transaction [Line Items]
Expenses with related party				30,000
Property 2 | Related party leasing
Related Party Transaction [Line Items]
Expenses with related party				30,000
Property 3 | Related party leasing
Related Party Transaction [Line Items]
Expenses with related party				90,000
Property 4 | Related party leasing
Related Party Transaction [Line Items]
Expenses with related party				90,000
Property 5 | Related party leasing
Related Party Transaction [Line Items]
Expenses with related party				$ 180,000
Scenario, Forecast | Related party leasing
Related Party Transaction [Line Items]
Expenses with related party			$ 70,000
Scenario, Forecast | Property 1 | Related party leasing
Related Party Transaction [Line Items]
Expenses with related party			30,000
Scenario, Forecast | Property 2 | Related party leasing
Related Party Transaction [Line Items]
Expenses with related party			30,000
Scenario, Forecast | Property 3 | Related party leasing
Related Party Transaction [Line Items]
Expenses with related party			90,000
Scenario, Forecast | Property 4 | Related party leasing
Related Party Transaction [Line Items]
Expenses with related party			90,000
Scenario, Forecast | Property 5 | Related party leasing
Related Party Transaction [Line Items]
Expenses with related party			$ 180,000